License Agreements - Additional Information (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 shares	Dec. 31, 2016 USD ($)
License Agreements [Line Items]
IP research and development expense			$ 58,246,000		$ 57,263,000	$ 42,224,000
Minimum | TRACERx Patents
License Agreements [Line Items]
Acquisition price | £				£ 25,000,000.0
CRT License
License Agreements [Line Items]
IP research and development expense								$ 300,000
Contribution period of royalty products			10 years	10 years
Patent period of royalty products			5 years	5 years
Expenses related to license agreement			$ 100,000
CRT License | B Ordinary Shares
License Agreements [Line Items]
Shares granted | shares							396,125
CRT License | C Ordinary Shares
License Agreements [Line Items]
Shares granted | shares							67,793
CRT License | Therapeutics Products
License Agreements [Line Items]
Aggregate milestone payments | £				£ 6,500,000
CRT License | Non Therapeutics Products
License Agreements [Line Items]
Aggregate milestone payments | £				£ 800,000
CRT License | Maximum
License Agreements [Line Items]
Payment for vaccine option	$ 100,000	£ 100,000
Expenses related to license agreement					$ 100,000	$ 100,000